S000029838 [Member] Investment Objectives and Goals - AB Taxable Multi-Sector Income Shares	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Taxable Multi-Sector Income Shares
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The investment objective of the Fund is to generate income and price appreciation.